Risk and sensitivity analysis - US, interest rate sensitivity (Details) - Jackson (US insurance operations) - Interest rate risk - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
2% change
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	2.00%	2.00%
Change in pre-tax profit, net of related changes in amortisation of DAC, decrease in assumption	£ (4,079)	£ (2,899)
Change in related deferred tax, decrease in assumption	857	1,015
Net profit effect, decrease in assumption	(3,222)	(1,884)
Direct effect on carrying value of debt securities (net of related changes in amortisation of DAC), decrease in assumption	3,063	3,364
Related effect on movement in deferred tax, decrease in assumption	(643)	(1,177)
Net OCI effect, decrease in assumption	2,420	2,187
Net effect on profit and shareholders' equity, decrease in assumption	£ (802)	£ 303
Reasonably possible increase in assumption (as a percent)	2.00%	2.00%
Change in pre-tax profit, net of related changes in amortisation of DAC, increase in assumption	£ 2,533	£ 2,004
Change in related deferred tax, increase in assumption	(532)	(701)
Net profit effect, increase in assumption	2,001	1,303
Direct effect on carrying value of debt securities (net of related changes in amortisation of DAC), increase in assumption	(3,063)	(3,364)
Related effect on movement in deferred tax, increase in assumption	643	1,177
Net OCI effect, increase in assumption	(2,420)	(2,187)
Net effect on profit and shareholders' equity, increase in assumption	£ (419)	£ (884)
1% change
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	1.00%	1.00%
Change in pre-tax profit, net of related changes in amortisation of DAC, decrease in assumption	£ (1,911)	£ (1,394)
Change in related deferred tax, decrease in assumption	401	488
Net profit effect, decrease in assumption	(1,510)	(906)
Direct effect on carrying value of debt securities (net of related changes in amortisation of DAC), decrease in assumption	1,700	1,883
Related effect on movement in deferred tax, decrease in assumption	(357)	(659)
Net OCI effect, decrease in assumption	1,343	1,224
Net effect on profit and shareholders' equity, decrease in assumption	£ (167)	£ 318
Reasonably possible increase in assumption (as a percent)	1.00%	1.00%
Change in pre-tax profit, net of related changes in amortisation of DAC, increase in assumption	£ 1,373	£ 1,065
Change in related deferred tax, increase in assumption	(288)	(373)
Net profit effect, increase in assumption	1,085	692
Direct effect on carrying value of debt securities (net of related changes in amortisation of DAC), increase in assumption	(1,700)	(1,883)
Related effect on movement in deferred tax, increase in assumption	357	659
Net OCI effect, increase in assumption	(1,343)	(1,224)
Net effect on profit and shareholders' equity, increase in assumption	£ (258)	£ (532)